Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Provision for federal income taxes	$ 0	$ 0
Unrecognized tax benefits	0	$ 0
Increase in valuation allowance	6,400,000
Federal net operating loss carryforwards	148,600,000
State net operating loss carryforwards	111,500,000
Federal net operating loss not subject to expiration	$ 139,000,000.0